UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2000

Check here if amendment [ ]; Amendment Number:
This Amendment (Check only one):	[ ] is a restatement.
							[ ] adds new holdings
entries.

Institutional Investment Manager filing this Report:

Name:	Investment Advisors International, Inc.
		1360 East 9th Street
		Cleveland, Ohio 44114

13F File Number:	28-6392

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on behalf of Reporting Manager:

Name:	Lisa K. Levine
Title:	Associate Counsel
Phone:	216/436-3674
Signature, Place, and Date of Signing:

	Lisa K. Levine		Cleveland, Ohio	March 31, 2000

Report Type (check only one):
[x]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

I am signing this report as required by the Securities Exchange
Act of 1934.


FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:	155
Form 13F Information Table Total Value:	$226,037,768

                                                                     			       Title of    Cusip	 Market		     Investment		  Voting
Name of Issuer                 Class       Number        Value      Qty      Discretion Managers  Authority
AAR Corp.                                  000361105     721,756    43,250   Sole                 Sole
Aastra Technologies                        002922201     108,675    10,000   Sole                 Sole
Abbott Labs Inc.                           002824100     1,137,276  32,320   Sole                 Sole
Action Performance                         004933107     436,533    32,790   Sole                 Sole
Adobe Systems                              00724F101     1,220,881  10,968   Sole                 Sole
Alcoa Inc.                                 031817101     442,575    6,300    Sole                 Sole
AllenTelecom Inc.                          018091108     702,866    44,100   Sole                 Sole
Alliance Capital Mgmt. L.P.                01855A101     1,031,806  24,900   Sole                 Sole
Amazon.com                                 023135106     361,800    5,400    Sole                 Sole
America Online Inc                         02364J104     288,635    4,280    Sole                 Sole
American Express                           025816109     1,238,122  8,313    Sole                 Sole
American Home Products                     026609107     236,500    4,400    Sole                 Sole
American International Group               026874107     3,037,858  27,743   Sole                 Sole
American Management Systems                027352103     341,960    7,805    Sole                 Sole
Amgen Inc                                  031162100     431,159    7,025    Sole                 Sole
Amkor Technology                           031652100     3,396,032  64,000   Sole                 Sole
AmSouth Bancorp                            032165102     816,720    54,674   Sole                 Sole
AT & T Corp.                               001957109     5,102,465  90,609   Sole                 Sole
Autonomy Corp PLC                          G0669T101     340,000    2,000    Sole                 Sole
Axa Financial                              002451102     1,851,150  51,600   Sole                 Sole
Bank of America Corp                       060505104     1,806,856  34,457   Sole                 Sole
Bank One Corp.                             06423A103     562,066    16,351   Sole                 Sole
Beamscope Canada Inc.                      073917106     1,006,348  127,000  Sole                 Sole
Bed Bath & Beyond                          075896100     1,043,437  26,500   Sole                 Sole
Bell & Howell Holdings                     077852101     1,028,125  32,900   Sole                 Sole
Bellsouth Corporation                      077852102     3,475,594  74,146   Sole                 Sole
Boston Scientific Corp                     101137107     206,736    9,700    Sole                 Sole
BP Amoco PLC ADR                           055622104     3,789,590  71,166   Sole                 Sole
Brandywine Realty Trust                    101137110     171,250    10,000   Sole                 Sole
Bristol-Myers Squibb                       110122108     3,720,644  63,808   Sole                 Sole
Burlington Resources Inc.                  101137111     341,954    9,242    Sole                 Sole
Cambridge Technology Partners Mass         132524109     471,992    34,800   Sole                 Sole
Carnival Cruise Lines Inc Cl A             143658102     466,484    18,800   Sole                 Sole
Certicom Corp.                             156915100     1,288,038  12,800   Sole                 Sole
Charter One Financial                      160903100     13,758,003 655,143  Sole                 Sole
Chevron Corp                               101137116     2,163,789  23,408   Sole                 Sole
CINergy                                    101137118     1,020,251  47,454   Sole                 Sole
Cisco Systems                              17275R102     661,026    8,550    Sole                 Sole
Citigroup                                  172967101     441,578    7,375    Sole                 Sole
Convergys Corp                             212485106     1,853,155  47,900   Sole                 Sole
Copper Mountain Networks Inc.              217510106     1,155,326  14,100   Sole                 Sole
CyberSentry Inc.                           073917106     106,875    19,000   Sole                 Sole
Diebold Inc.                               253651103     940,362    34,195   Sole                 Sole
Dime Coummunity Bancshares                 253922108     213,475    13,500   Sole                 Sole
Disney, Walt Co.                           253651103     454,173    11,010   Sole                 Sole
Dow Chemical                               253651103     627,000    5,500    Sole                 Sole
Du Pont (EI) de Nemours                    263534109     317,250    6,000    Sole                 Sole
E M C Corporation                          268648102     2,727,900  21,650   Sole                 Sole
Echostar Communications                    278762109     316,000    4,000    Sole                 Sole
Electronic Data Systems                    285661104     317,987    4,954    Sole                 Sole
Electronics for Imaging                    285661104     1,914,000  31,900   Sole                 Sole
Eli Lilly Co                               285661104     626,250    10,000   Sole                 Sole
Emerson Electric                           285661104     658,750    12,400   Sole                 Sole
Enron Corp                                 293561106     243,344    3,250    Sole                 Sole
Extreme Networks Inc.                      30226D106     553,000    7,000    Sole                 Sole
Exxon Mobil Corp.                          285661104     2,589,377  33,278   Sole                 Sole
Federal National Mortgage Assoc.           313586109     208,933    3,702    Sole                 Sole
Fifth Third Bancorp.                       316773100     1,460,970  23,190   Sole                 Sole
First Essex Bancorp Inc                    320103104     239,289    15,500   Sole                 Sole
Firstar Inc.                               33763V109     1,686,402  73,520   Sole                 Sole
FirstMerit Corp                            337915102     569,329    30,878   Sole                 Sole
Ford Motor Corp                            345370100     749,800    16,322   Sole                 Sole
Fort James                                 347471104     275,264    12,512   Sole                 Sole
Gabelli Equity Trust                       362397101     221,390    18,259   Sole                 Sole
Galileo International                      363547100     720,687    29,950   Sole                 Sole
Gannett Company Inc.                       364730101     267,143    3,796    Sole                 Sole
Gap Incorporated                           364760108     1,596,507  32,050   Sole                 Sole
General Electric                           369604103     8,812,437  56,626   Sole                 Sole
Gilead Sciences Inc                        375558103     475,312    7,500    Sole                 Sole
Glaxo Wellcome PLC ADR                     37733W105     286,565    5,000    Sole                 Sole
Global Technovations                       37939M109     21,882     14,000   Sole                 Sole
Greenland Corp.                            39530P200     7,000      10,000   Sole                 Sole
Greenpoint Financial Corp.                 395384100     472,962    24,100   Sole                 Sole
GTE Corp                                   362320103     2,601,724  36,644   Sole                 Sole
H & Q Healthcare Fund                      404052102     520,956    19,475   Sole                 Sole
H & Q Life Sciences Fund                   404053100     406,725    14,025   Sole                 Sole
Harley Davidson Inc.                       412822108     2,674,144  33,690   Sole                 Sole
Harmonic Lightwaves Inc.                   413160102     463,369    5,566    Sole                 Sole
Hemosol Inc.                               42369k102     1,563,078  121,000  Sole                 Sole
Hertz Corporation                          428040109     551,821    16,200   Sole                 Sole
Hewlett-Packard Company                    428236103     2,443,571  18,390   Sole                 Sole
Home Depot                                 437076102     3,121,864  48,401   Sole                 Sole
Honeywell International                    438516106     957,078    18,165   Sole                 Sole
Inex Pharmaceuticals Inc.                  449922103     264,801    61,000   Sole                 Sole
Infonet Services                           45666T106     678,750    30,000   Sole                 Sole
Integral Systems Inc                       45810H107     286,920    6,376    Sole                 Sole
Intel Corp                                 458140100     11,043,870 83,705   Sole                 Sole
International Business Machines            459200101     4,168,940  35,330   Sole                 Sole
Invacare                                   461203101     617,355    22,500   Sole                 Sole
J.P. Morgan & Co., Inc.                    616880100     1,053,868  7,999    Sole                 Sole
Janna Systems                              470916107     303,845    16,800   Sole                 Sole
Jetform Corp.                              477155105     1,025,875  141,500  Sole                 Sole
Johnson & Johnson                          478160104     2,023,411  28,803   Sole                 Sole
KeyCorp                                    493267108     1,914,440  100,760  Sole                 Sole
Korea Thru Net Co Ltd Cl A                 Y49975108     657,696    17,000   Sole                 Sole
Lam Research Corp                          512807108     2,703,780  60,000   Sole                 Sole
Lehman Brothers Holdings                   524908100     388,000    4,000    Sole                 Sole
Lincoln Electric                           533543203     1,145,302  47,350   Sole                 Sole
Lucent Technologies                        549463107     7,704,025  125,780  Sole                 Sole
M.A. Hanna Co                              410522106     1,173,724  103,750  Sole                 Sole
Martek Biosciences Corp                    572901106     1,101,187  83,900   Sole                 Sole
May Department Stores                      577778103     226,575    7,950    Sole                 Sole
McDonalds Corp                             580135101     1,478,929  39,570   Sole                 Sole
MCI Worldcom Inc.                          58268B106     6,252,831  137,992  Sole                 Sole
Medimmune Inc.                             584669102     1,218,875  7,000    Sole                 Sole
Merck & Co                                 589331107     1,032,020  16,612   Sole                 Sole
Microsoft Corporation                      594918104     1,197,437  11,270   Sole                 Sole
Motorola Incorporated                      620076109     3,261,640  22,340   Sole                 Sole
News Corp Ltd ADS                          652487703     3,051,562  54,250   Sole                 Sole
NHC Communications Inc.                    628937104     330,720    40,000   Sole                 Sole
Oak Hill Financial Inc.                    671337103     162,562    12,750   Sole                 Sole
Oglebay Norton Company                     677007106     534,137    24,700   Sole                 Sole
Oracle Systems                             68389x105     3,981,213  51,000   Sole                 Sole
Pacific Century Cyberworks Ltd             Y68010N100    66,838     28,600   Sole                 Sole
Pairgain Technologies Inc                  695934109     784,896    42,000   Sole                 Sole
Parker-Hannifin                            701094104     1,174,363  28,426   Sole                 Sole
Peapod Inc.                                704718105     56,448     21,000   Sole                 Sole
Pepsico Inc.                               713448108     402,457    11,540   Sole                 Sole
Pfizer Inc                                 717081103     2,830,415  77,412   Sole                 Sole
Procter & Gamble                           742718109     1,837,493  32,522   Sole                 Sole
Progressive Corp                           743315103     2,273,295  29,887   Sole                 Sole
PVF Capital Corp                           693654105     415,341    47,300   Sole                 Sole
Qualcomm Incorporated                      747525103     14,169,057 94,895   Sole                 Sole
Republic Security Financial Corp.          760758102     131,260    20,000   Sole                 Sole
Royal Dutch Petroleum                      780257705     1,216,848  21,048   Sole                 Sole
RPM Inc.                                   749685103     431,266    39,206   Sole                 Sole
Safeguard Scientific Inc                   786449108     2,204,550  31,950   Sole                 Sole
SBC Communications                         78387G103     652,221    15,483   Sole                 Sole
Schering-Plough                            806605101     1,450,155  39,460   Sole                 Sole
Seaway Food Town                           812744100     643,620    37,860   Sole                 Sole
Service Master L.P.                        81760N109     112,781    10,025   Sole                 Sole
Smithkline Beecham plc ADR                 832378301     660,630    10,000   Sole                 Sole
Sony Corporation ADR                       835699307     2,487,510  8,880    Sole                 Sole
Southwest Airlines                         844741108     4,118,372  197,875  Sole                 Sole
Spacehab Inc                               826243103     154,016    32,000   Sole                 Sole
Steris Corp                                859152100     324,412    31,650   Sole                 Sole
Stride Rite Corp.                          863314100     129,008    16,000   Sole                 Sole
Sun Microsystems Inc.                      866810104     571,588    6,100    Sole                 Sole
Symbol Technologies Inc.                   871508107     1,269,596  15,424   Sole                 Sole
Tecsys Inc.                                878950104     1,778,591  96,500   Sole                 Sole
Texas Instruments                          882508104     280,000    1,750    Sole                 Sole
Time Warner Inc                            887315109     2,300,500  23,005   Sole                 Sole
Tommy Hilfiger                             G8915Z102     339,300    23,400   Sole                 Sole
Twentieth Century Energy                   901200105     0          10,000   Sole                 Sole
United Dominion Realty Trust Inc.          910197102     120,756    12,000   Sole                 Sole
Vasomedical Inc.                           922321104     59,060     10,000   Sole                 Sole
Vodafone Airtouch PLC                      92857T107     300,040    5,400    Sole                 Sole
Wachovia Corporation                       929771103     464,698    6,878    Sole                 Sole
Warner-Lambert                             934488107     4,171,278  42,700   Sole                 Sole
Wells Fargo and Company                    949746101     1,413,589  34,530   Sole                 Sole
Xerox Corp                                 984121103     1,838,200  70,700   Sole                 Sole
XL Capital Ltd.                            G98255105     461,329    8,331    Sole                 Sole
Zixit                                      98974P100     283,971    3,900    Sole                 Sole
Merrill Lynch Capital Trust 7.28% Pfd      59021K20      577,233    27,000   Sole                 Sole
Gabelli Equity Trust Pfd 7.25%    Pfd      362397309     437,541    19,500   Sole                 Sole
